Consolidated statement of changes in equity - USD ($) $ in Thousands	Total	Share Capital	Treasury Shares	Other Contributed Capital	Other Reserves	Accumulated Deficit	Equity Attributable to Shareholders of the Parent	Non-controlling Interests
Beginning balance at Dec. 31, 2022	$ 791,143	$ 105	$ (0)	$ 1,628,045	$ (171,483)	$ (665,524)	$ 791,143
Loss for the year	(417,060)					(416,874)	(416,874)	$ (186)
Other comprehensive loss, income for the year	(61,721)				(61,721)		(61,721)
Total comprehensive loss for the year	(478,781)				(61,721)	(416,874)	(478,595)	(186)
Issue of shares	0	0	(0)				0
Redemption of warrants	1,973			(0)			(0)	1,973
Share-based compensation	21,446					21,446	21,446
Ending balance at Dec. 31, 2023	335,781	105	(0)	1,628,045	(233,204)	(1,060,952)	333,994	1,787
Loss for the year	(202,272)					(201,949)	(201,949)	(323)
Other comprehensive loss, income for the year	(40,985)				(40,956)		(40,956)	(29)
Total comprehensive loss for the year	(243,257)				(40,956)	(201,949)	(242,905)	(352)
Issue of shares	0	1	(0)				0
Share-based compensation	13,598					13,598	13,598
Ending balance at Dec. 31, 2024	106,123	106	(0)	1,628,045	(274,160)	(1,249,303)	104,688	1,435
Loss for the year	(153,115)					(152,771)	(152,771)	(344)
Other comprehensive loss, income for the year	39,842				39,817		39,817	25
Total comprehensive loss for the year	(113,273)				39,817	(152,771)	(112,954)	(319)
Issue of shares	1	1	(0)				1
Share-based compensation	13,261					13,261	13,261
Exercise of stock options	111		0	111			111
Redemption of shares	(267)		0	(267)			(267)
Repurchase of U.S. Notes	13,715
Repurchase of U.S. Notes	13,715	3		13,712	8,992	(8,992)	13,715
Ending balance at Dec. 31, 2025	$ 19,671	$ 110	$ (0)	$ 1,641,601	$ (225,351)	$ (1,397,805)	$ 18,555	$ 1,116